Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
Lincoln S and P 500 Ultra Buffer Fund Nov
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lincoln S&P 500 Ultra Buffer Fund Nov(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index up to a cap, while providing a buffer against losses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks, over each Outcome Period, to provide returns that track those of the S&P 500 Price Return Index (the “Index”) up to a cap, while providing a buffer against losses. The Fund employs a defined outcome strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index over a one-year period (“Outcomes”), subject to the specified cap for gains and with the benefit of a buffer for losses. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2022, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.The Fund, under normal circumstances, invests at least 80% of its assets in options that reference the Index or in an underlying fund which tracks the Index. At the outset of each Outcome Period, the Fund invests approximately half of its assets in FLexible EXchange®Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.The Fund’s current Outcome Period is the one-year period from November 18, 2022 to November 17, 2023. The Fund’s next Outcome Period is the one-year period November 17, 2023 to November 15, 2024. The Outcomes sought by the Fund, which include the buffer and cap discussed below, are based upon the performance of the Index during the Outcome Period.Buffer: The Fund seeks to provide a buffer against the first 22% of Index price decreases over each Outcome Period before the deduction of Fund expenses (the “Buffer”), which after Fund expenses is approximately 21.3% for the Standard Class and 20.95% for the Service Class. The Fund, and therefore investors, will bear all Index losses exceeding 22%. There is no guarantee the Fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below.Cap: For each Outcome Period, Fund performance is subject to a specified upside return cap that represents the maximum percentage return the Fund can achieve during the Outcome Period before the deduction of Fund expenses (the “Cap”). The Cap is set on the first day of an Outcome Period based on the cost of providing the Buffer and may increase or decrease from one Outcome Period to the next.If the Index experiences gains over an Outcome Period, the strategy seeks to provide investment returns that track the performance of the Index, up to the Cap. If the Index experiences returns over an Outcome Period in excess of the Cap, the Fund will not experience those excess gains. The Cap (before Fund expenses) is reduced by the Fund’s expenses. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below.The Fund’s website, lfg.com/definedoutcomefunds, provides important Fund information on a daily basis. The website includes, for example, information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential Outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.Use of FLEX Options. At the outset of each Outcome Period, the Fund invests approximately 50% of its assets in FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Index. FLEX Options are exchange-traded options contracts with uniquely customizable terms. FLEX Options are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period. An option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular reference asset at a specified future date at an agreed upon price.Investment Strategy of the Buffer. The Fund pursues its objective by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. One layer is designed to buffer the Fund from losses, while another layer is designed to produce returns that track those of the Index for an Outcome Period, up to the Cap.The Buffer layer of FLEX Options is designed to buffer the Fund from losses of up to 22% if the Index experiences a loss at the end of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The Buffer is operative only against the first 22% of Index losses at the end an Outcome Period. If the Index has decreased in value by more than 22% at the end of an Outcome Period, the Fund, and therefore investors, will experience those losses.The Index tracking layer of FLEX Options is designed to work alongside the Fund’s investment in the Underlying Fund to produce returns that track those of the Index for an Outcome Period if the Index has experienced gains during that Outcome Period. This gain is subject to the Cap, a maximum investment return level, which is discussed below.Outcome Periods. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of an Outcome Period. An Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Index during the Outcome Period. Because the terms of the FLEX Options do not change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. To achieve the Outcomes for an Outcome Period, an investor must be holding shares for the entire Outcome Period. A shareholder that purchases shares after the commencement of an Outcome Period will likely have purchased shares at a different NAV than the NAV upon which the Outcomes are based and may experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. A shareholder that redeems shares prior to the end of an Outcome Period may also experience investment Outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.The value of FLEX Options is derived from the performance of the underlying reference asset, the Index. However, because a component of an option’s total value is the time value (i.e., the time remaining until its expiration), during the Outcome Period, the Fund’s return will not perfectly correlate on a day-to-day basis with the index return, though as a FLEX Option approaches its expiration dateand time value of the option decays, the option’s total value typically moves toward the intrinsic value of the option which is directly related to index returns. While the Fund generally anticipates that its NAV will move in the same direction as the Index (meaning that the Fund’s NAV will increase if the Index experiences gains and that the Fund’s NAV will decrease if the Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Index has decreased in value by 22%, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by less than 22% (because the Fund’s NAV will not correlate one-to-one with the Index and the Fund’s NAV tends not to participate fully in either Index gains or losses).Cap on Potential Upside Returns. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. This means that if the Index experiences gains for the Outcome Period beyond the level of the Cap, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Index, the Cap (after Fund expenses) is the maximum return an investor can achieve from an investment in the Fund for an Outcome Period.The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of an Outcome Period. The Cap may increase or decrease from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If the Fund has already increased in value to a level near to the Cap, an investor purchasing shares at that price has limited or no potential gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks.Buffer. The Buffer is operative only against the first 22% of Index losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Index has decreased in value by more than 22% during an Outcome Period, the Fund will experience all further losses. The Buffer is calculated prior to taking into account Fund expenses, such as Fund management fees equal to 0.55% of the Fund’s daily net assets, transaction fees, and any other expenses incurred by the Fund. If an investor purchases shares during an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer for the remainder of the Outcome Period, but will have increased gains available prior to reaching the Cap. Conversely, during the Outcome Period, if the Fund has already increased in value, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer. While the Fund seeks to limit losses by 22% for shareholders who hold shares for an entire Outcome Period, there is no guarantee it will successfully do so. Notwithstanding the Buffer, a shareholder that purchases shares at the beginning of an Outcome Period or during an Outcome Period may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options, which will provide a new Cap, and another Outcome Period will commence.Approximately one week prior to the end of an Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of an Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap for the next Outcome Period.The Fund’s website, lfg.com/definedoutcomefunds, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.The Underlying FundAt the outset of the Outcome Period, the Fund invests approximately half of its net assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLexible EXchange® Options (“FLEX Options”). The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $2.59 billion to $2.42trillion as of March 15, 2023. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of December 31, 2022, a significant portion of the Underlying Fund’s investment exposure comprised companies in the information technology sector.The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index has decreased at the end of an Outcome Period. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.•Capped Upside Return Risk. The Fund’s strategy seeks to provide returns only up to the Cap. In the event that the Index has gains in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain.•Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that track the Index only if shares are bought at the beginning of an Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor may not be those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.•FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the Outcomes will be provided at any point other than the end of the Outcome Period.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.•Tracking Error Risk. The Underlying Fund's performance may deviate substantially from the performance of the index it tracks as a result of cash flows, fund expenses, imperfect correlation between the Underlying Fund's investments and the index’s components, and other factors. While attempting to replicate the index return, the Underlying Fund may invest in fewer than all of the securities in the index and in some securities not included in the index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the index.•Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.•Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.•Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.•Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.•Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.•Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the “COVID-19” strain of the coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a)how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of theFund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The information shows: (a)how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of theFund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ4 20224.11%Lowest Quarterly ReturnQ2 2022(4.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/22
Lincoln S and P 500 Ultra Buffer Fund Nov | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.79%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	3.44%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.76%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	798
5 years	rr_ExpenseExampleYear05	1,550
10 years	rr_ExpenseExampleYear10	$ 3,535
2022	rr_AnnualReturn2022	(1.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.36%)
1 year	rr_AverageAnnualReturnYear01	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2021
Lincoln S and P 500 Ultra Buffer Fund Nov | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	2.79%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	3.79%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.76%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	$ 105
3 years	rr_ExpenseExampleYear03	903
5 years	rr_ExpenseExampleYear05	1,720
10 years	rr_ExpenseExampleYear10	$ 3,851
1 year	rr_AverageAnnualReturnYear01	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2021
Lincoln S and P 500 Ultra Buffer Fund Nov | S&P 500 Price Return Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.63%)

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class (and 0.93% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. These agreements will continue through at least April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.